PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 30, 2026
PROPERTY, PLANT AND EQUIPMENT.
PROPERTY, PLANT AND EQUIPMENT

5.PROPERTY, PLANT AND EQUIPMENT

	Land and			Office equipment	Computer
Cost	building	Machinery	Motor vehicles	and furniture	software	Total
Balance, June 30, 2024	$630,000	$457,659	$486,490	$369,528	$90,461	2,034,138
Additions	—	67,748	—	17,372	—	85,120
Foreign currency translation impact	—	—	—	306	292	598
Balance, June 30, 2025	$630,000	$525,407	$486,490	$387,206	$90,753	$2,119,856
Additions	—	19,244	—	15,169	—	34,413
Disposals	—	(134,000)	—	—	—	(134,000)
Foreign currency translation impact	—	—	—	(3,885)	(3,621)	(7,506)
Balance, June 30, 2026	$630,000	$410,651	$486,490	$398,490	$87,132	$2,012,763

Accumulated depreciation and amortization
Balance, June30, 2024	$—	$(231,594)	$(280,622)	$(197,605)	$(79,787)	$(789,608)
Depreciation	—	(62,280)	(79,251)	(44,539)	(10,469)	(196,539)
Foreign currency translation impact	—	—	—	(415)	(497)	(912)
Balance, June 30, 2025	$—	$(293,874)	$(359,873)	$(242,559)	$(90,753)	$(987,059)
Depreciation	—	(57,942)	(73,645)	(38,813)	—	(170,399)
Disposals	—	74,289	—		—	74,289
Foreign currency translation impact	—	—	—	3,732	3,621	7,353
Balance, June 30, 2026	$—	$(277,527)	$(433,518)	$(277,640)	$(87,132)	$(1,075,816)

Carrying amount
Balance, June 30, 2025	$630,000	$231,533	$126,617	$144,647	$—	$1,132,797
Balance, June 30, 2026	$630,000	$133,124	$52,972	$120,850	$—	$936,947

For the year ended June 30, 2026, certain machinery were disposed for proceeds of $44,000 and loss of $21,431.